Business Combination - Summary of Information Technology (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 01, 2021	Jul. 01, 2021	Aug. 31, 2020
Platform [Member]
Business Acquisition [Line Items]
Estimated useful lives	5 years
Customer Relationships [Member]
Business Acquisition [Line Items]
Estimated useful lives	10 years
Guangzhou Huitouche Information Technology Co., Ltd [Member]
Business Acquisition [Line Items]
Net assets acquired				¥ 14,772
Guangzhou Huitouche Information Technology Co., Ltd [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Estimated useful lives	10 years
Guangzhou Huitouche Information Technology Co., Ltd [Member] | Platform [Member]
Business Acquisition [Line Items]
Estimated useful lives	5 years
Guangzhou Lanqiao Software Technology Co., Ltd [Member]
Business Acquisition [Line Items]
Net assets acquired			¥ 3,982
Guangzhou Lanqiao Software Technology Co., Ltd [Member] | Platform [Member]
Business Acquisition [Line Items]
Estimated useful lives	8 years
Guangzhou Lanqiao Software Technology Co., Ltd [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Estimated useful lives	10 years
Beijing Bang Li De Network Technology Co., Ltd [Member]
Business Acquisition [Line Items]
Net assets acquired		¥ 36,657
Beijing Bang Li De Network Technology Co., Ltd [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Estimated useful lives	10 years
Beijing Bang Li De Network Technology Co., Ltd [Member] | Non Compete Commitment [Member]
Business Acquisition [Line Items]
Estimated useful lives	8 years